Leases - Schedule of Maturities of Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leases, Future Minimum Payments Due
Capital leases, payments due in 2018	$ 3,521
Capital leases, payments due in 2019	3,029
Capital leases, payments due in 2020	2,440
Capital leases, payments due in 2021	1,586
Capital leases, payments due in 2022	410
Capital leases, payments due thereafter	441
Total minimum capital lease commitments	11,427
Less: Amounts representing interest	242
Net capital liability	11,185
Current	3,399	$ 3,025
Long-term	$ 7,786	$ 7,216